Related-party balances and transactions (Details Text) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related-party balances and transactions (Details Text)
Key management personnel compensation, short-term employee benefits	R$ 99,331	R$ 3,487	R$ 2,658